Other receivable	12 Months Ended
Aug. 31, 2022
Other Receivable
Other receivable

13.	Other receivable

On August 11, 2022, the Company through Buckreef Gold entered into a $5 million prepaid Gold Doré Purchase Agreement (“Agreement”) with OCIM Metals and Mining S.A. (“OCIM”). The agreement requires the contract price to be made available to the Company in two tranches. The Company has drawn down the first tranche of $2.5 million in exchange for delivering 434 ounces of gold per quarter, commencing February 2023, for a total of 1,735 gold ounces over four quarters.

The agreement has been accounted for as a contract in accordance with IFRS 15 – “Revenue from Contracts with Customers” where the cash prepayment has been recorded as deferred revenue in the consolidated statement of financial position and will be recognized as revenue when deliveries are made. The $2.5 million prepaid by OCIM was received subsequent to year-end on September 2, 2022.

The following table provides information on the deferred revenue:

	2022	2021
Deferred revenue	$2,500	$-
Deferred transaction costs	(15)	-
Deferred revenue	$2,485	$-